Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2026
Exploration and Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position

Exploration and evaluation assets deferred to the statements of financial position at March 31, 2026 and 2025 are as follows:

	March 31, 2025	Additions	Transfer of property	Write-off	March 31, 2026
Abitibi Lithium	$1,767,000	$-	$-	$(927,310)	$839,690
Augustus Lithium	593,290	-	-	-	593,290
Canadian Lithium	228,881	-	-	-	228,881
Electron Lithium	650,405	-	-	(123,172)	527,233
Lac Coulombre	-	140,000	-	-	140,000
McNeely Lithium	820,000	-	-	-	820,000
Pontax West Lithium	37,500	-	(37,500)	-	-
Ridgeway Clark County	-	60,220	-	-	60,220
Rose East Lithium	975,000	75,000	-	-	1,050,000
Rose West Lithium	884,000	-	-	-	884,000
	$5,956,076	$275,220	$(37,500)	$(1,050,482)	$5,143,314

	March 31,				March 31,
	2024	Additions		Write-off	2025
Abitibi Lithium	$1,767,000	$-		$-	$1,767,000
Augustus Lithium	593,290	-		-	593,290
Canadian Lithium	228,881	-		-	228,881
Cosgrave Lithium	104,750	-		(104,750)	-
Electron Lithium	650,405	-		-	650,405
Kokanee Creek	932,125	-		(932,125)	-
McNeely Lithium	820,000	-		-	820,000
Pontax West Lithium	-	37,500		-	37,500
Rose East Lithium	975,000	-		-	975,000
Rose West Lithium	884,000	-		-	884,000
	$6,955,451	$37,500		$(1,036,875)	$5,956,076

Schedule of Common Share Issuances

Under the terms of the Kipawa West Agreement, the Company has the option to acquire a 100% interest in the property by completing the following share issuance and exploration expenditures:

Due Dates	Issuance of Linear Minerals common shares	Exploration expenditures ($)
On signing (not yet issued)	1,000,000	-
December 9, 2026	1,500,000	250,000
December 9, 2027	2,000,000	500,000
December 9, 2028	-	500,000

Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss

Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2026, 2025 and 2024 are as follows:

Year ended March 31, 2026	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2026
Quebec
Augustus Lithium	$13,309	$495,490	$75,845	$88,450	$54,241	$-	$727,335
Kipawa West	-	-	-	79,000	-	-	79,000
Lac Coulombre	-	-	-	80,000	-	-	80,000
Lac Marion	-	-	-	75,000	-	-	75,000
Total	$13,309	$495,490	$75,845	$322,450	$54,241	$-	$961,335

Year ended March 31, 2025	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total Mavrch 31, 2025
Quebec
Augustus Lithium	$57,169	$338,643	$231,666	$142,236	$178,650	$6,973	$955,337
Pontax West Lithium	-	-	-	30,000	-	-	30,000
Rose East Lithium	-	-	-	25,000	-	-	25,000
Rose West Lithium	-	-	-	25,000	-	-	25,000
General Exploration	-	-	95,765	92,449	64,650	-	252,864
Total	$57,169	$338,643	$327,431	$314,685	$243,300	$6,973	$1,288,201
Year ended March 31, 2024	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2024
Ontario
Trix Lithium	$-	$-	$45,000	$65,050	$-	$-	$110,050
Quebec
Augustus Lithium	98,566	907,763	366,970	228,700	506,769	13,087	2,121,855
Pontax West Lithium	-	-	-	181,000	-	-	181,000
Rose West Lithium	-	-	-	72,600	-	-	72,600
Rose East Lithium	-	-	-	88,200	-	-	88,200
General Exploration	-	-	-	-	9,700	-	9,700
Total	$98,566	$907,763	$411,970	$635,550	$516,469	$13,087	$2,583,405